Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
(Loss) Earnings Per Share
Net (loss) income available to ordinary shareholders	$ (1,152,103)		$ 1,780,026	$ 1,083,700
Weighted average ordinary shares outstanding – basic	11,398,479		10,417,000	10,044,434
Basic (loss) earnings per share	$ (0.10)		$ 0.17	$ 0.11
Net (loss) income available to ordinary and preferred shareholders	$ (1,152,103)		$ 1,780,026	$ 1,083,700
Convertible preferred shares - dilutive		[1]	1,000,000	1,000,000
Weighted average ordinary shares outstanding – diluted	11,398,479		11,417,000	11,044,434
Diluted (loss) earnings per share	$ (0.10)		$ 0.16	$ 0.10

[1]	For the year ended March 31, 2026, the Company had 1,000,000 preferred shares being convertible to ordinary shares which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share in the year presented, as their effects would have been anti-dilutive.